Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in provisions

					2023	2022
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	8,159	20,520	244	14,974	43,897	36,828
Additions	49	10,655	53	10,200	20,957	13,148
Derecognition of Nexa’s share of Enercan’s provisions - - note 4(ii)	-	-	-	-	-	(311)
Reversals	(186)	(3,960)	(6)	(2,913)	(7,065)	(5,484)
Interest accrual	774	(382)	23	40	455	1,754
Payments	(387)	(5,351)	(11)	(1,217)	(6,966)	(4,584)
Foreign exchange effects	1,806	1,429	19	775	4,029	2,266
Other	(303)	(617)	438	1,962	1,480	280
Balance at the end of the year	9,912	22,294	760	23,821	56,787	43,897

Schedule of provisions

			2023			2022
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(1,372)	11,284	9,912	(1,200)	9,359	8,159
Labor	(1,810)	24,104	22,294	(3,399)	23,919	20,520
Civil	-	760	760	-	244	244
Environmental	-	23,821	23,821	-	14,974	14,974
Balance at the end of the year	(3,182)	59,969	56,787	(4,599)	48,496	43,897

Schedule of provisions and judicial deposits

	2023	2022
Tax (i)	133,038	134,637
Labor (ii)	48,274	41,454
Civil (iii)	12,823	16,946
Environmental (iv)	124,773	112,541
	318,908	305,578